JPMorgan International Growth ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.9%
Australia — 1.6%
IDP Education Ltd.	19,335	389,018
Woodside Petroleum Ltd.	29,158	658,401
		1,047,419
Brazil — 1.2%
MercadoLibre, Inc. *	988	803,945
Canada — 4.3%
Alimentation Couche-Tard, Inc.	3,642	162,710
Canadian National Railway Co.	14,496	1,836,466
Canadian Pacific Railway Ltd.	10,878	857,719
		2,856,895
China — 6.9%
NXP Semiconductors NV	3,555	653,693
Silergy Corp.	37,000	692,432
Tencent Holdings Ltd.	58,100	2,245,496
Wuxi Biologics Cayman, Inc. * (a)	106,000	1,014,644
		4,606,265
Denmark — 5.5%
Coloplast A/S, Class B	6,833	799,727
Genmab A/S *	2,093	744,731
Novo Nordisk A/S, Class B	17,914	2,086,513
		3,630,971
France — 5.8%
L'Oreal SA	4,646	1,756,455
LVMH Moet Hennessy Louis Vuitton SE	3,027	2,101,812
		3,858,267
Germany — 6.0%
adidas AG	4,321	747,497
Deutsche Boerse AG	5,119	893,600
Sartorius AG (Preference)	1,790	800,666
Symrise AG	9,886	1,153,555
Zalando SE * (a)	13,931	392,201
		3,987,519
Hong Kong — 5.4%
AIA Group Ltd.	189,400	1,902,835
Hong Kong Exchanges & Clearing Ltd.	23,800	1,092,193
Techtronic Industries Co. Ltd.	55,000	610,315
		3,605,343
India — 1.2%
HDFC Bank Ltd., ADR	12,279	771,121
Indonesia — 1.5%
Bank Central Asia Tbk. PT	1,993,700	991,388
Japan — 11.8%
Daikin Industries Ltd.	6,000	1,052,270

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Hoya Corp.	10,900	1,092,089
Keyence Corp.	4,000	1,585,369
Kyowa Kirin Co. Ltd.	33,200	782,697
Shin-Etsu Chemical Co. Ltd.	8,100	1,037,564
Sony Group Corp.	18,700	1,586,283
Sysmex Corp.	9,800	686,116
		7,822,388
Netherlands — 7.2%
Adyen NV * (a)	512	920,972
Argenx SE *	1,858	678,730
ASML Holding NV	3,877	2,228,338
Wolters Kluwer NV	8,712	946,144
		4,774,184
Singapore — 2.5%
DBS Group Holdings Ltd.	37,000	844,279
Sea Ltd., ADR *	10,408	794,338
		1,638,617
South Africa — 1.0%
Anglo American plc	19,475	703,922
South Korea — 1.0%
Delivery Hero SE * (a) (b)	14,489	699,042
Sweden — 2.7%
Assa Abloy AB, Class B	34,020	803,757
Atlas Copco AB, Class A	87,652	1,024,597
		1,828,354
Switzerland — 7.6%
Lonza Group AG (Registered)	1,798	1,092,737
Nestle SA (Registered)	26,834	3,287,898
Straumann Holding AG (Registered)	5,034	680,851
		5,061,486
Taiwan — 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,343	3,215,629
United Kingdom — 13.5%
Allfunds Group plc	78,582	663,114
AstraZeneca plc	9,221	1,212,942
Diageo plc	40,400	1,913,823
Intertek Group plc	16,452	879,281
Linde plc	3,677	1,113,528
London Stock Exchange Group plc	10,803	1,054,294
Oxford Nanopore Technologies plc *	94,462	368,945
RELX plc	59,282	1,759,431
		8,965,358
United States — 6.4%
Cadence Design Systems, Inc. *	5,346	994,784

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
EPAM Systems, Inc. *	1,750	611,187
Roche Holding AG	6,830	2,267,591
Unity Software, Inc. *	9,809	366,759
		4,240,321
Total Common Stocks (Cost $67,809,550)		65,108,434
Short-Term Investments — 2.2%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)(Cost $1,364,674)	1,364,674	1,364,674
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)(Cost $120,300)	120,300	120,300
Total Short-Term Investments (Cost $1,484,974)		1,484,974
Total Investments — 100.1% (Cost $69,294,524)		66,593,408
Liabilities in Excess of Other Assets — (0.1)%		(87,931)
NET ASSETS — 100.0%		66,505,477

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $120,616.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	10.2%
Pharmaceuticals	9.5
Health Care Equipment & Supplies	6.1
Capital Markets	5.6
Professional Services	5.4
Chemicals	5.0
Food Products	4.9
Textiles, Apparel & Luxury Goods	4.3
Road & Rail	4.0
Banks	3.9
Life Sciences Tools & Services	3.7
Interactive Media & Services	3.4
Beverages	2.9
Insurance	2.9
Internet & Direct Marketing Retail	2.8
Building Products	2.8
Personal Products	2.6
Machinery	2.5
Household Durables	2.4
Electronic Equipment, Instruments & Components	2.4
IT Services	2.3
Biotechnology	2.1
Software	2.0
Entertainment	1.2
Metals & Mining	1.1
Oil, Gas & Consumable Fuels	1.0
Others (each less than 1.0%)	0.8
Short-Term Investments	2.2

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments  ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,047,419	$—	$1,047,419
Brazil	803,945	—	—	803,945
Canada	2,856,895	—	—	2,856,895
China	653,693	3,952,572	—	4,606,265
Denmark	—	3,630,971	—	3,630,971
France	—	3,858,267	—	3,858,267
Germany	—	3,987,519	—	3,987,519
Hong Kong	—	3,605,343	—	3,605,343
India	771,121	—	—	771,121
Indonesia	—	991,388	—	991,388
Japan	—	7,822,388	—	7,822,388
Netherlands	—	4,774,184	—	4,774,184

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Singapore	$794,338	$844,279	$—	$1,638,617
South Africa	—	703,922	—	703,922
South Korea	—	699,042	—	699,042
Sweden	—	1,828,354	—	1,828,354
Switzerland	—	5,061,486	—	5,061,486
Taiwan	3,215,629	—	—	3,215,629
United Kingdom	—	8,965,358	—	8,965,358
United States	1,972,730	2,267,591	—	4,240,321
Total Common Stocks	11,068,351	54,040,083	—	65,108,434
Short-Term Investments
Investment Companies	1,364,674	—	—	1,364,674
Investment of Cash Collateral from Securities Loaned	120,300	—	—	120,300
Total Short-Term Investments	1,484,974	—	—	1,484,974
Total Investments in Securities (a)	$12,553,325	$54,040,083	$—	$66,593,408

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	$446,263	$11,362,038	$10,443,627	$—	$—	$1,364,674	1,364,674	$5,000	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	—	134,075	13,775	—	—	120,300	120,300	95	—
Total	$446,263	$11,496,113	$10,457,402	$—	$—	$1,484,974		$5,095	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.